UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2010
                                               -------------------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CB&T Wealth Management
           -------------------------------------------------
Address:   1 S. Nevada Ave. Ste 200
           -------------------------------------------------
           Colorado Springs, CO 80903
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number: 28-
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Justin A. Leveille
         -------------------------------------------------
Title:   Chief Operating Officer
         -------------------------------------------------
Phone:   719-228-1080
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Justin A. Leveille          Colorado Springs, CO           2/14/11
-----------------------------   ----------------------------   -----------------
        [Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name

No.      Form 13F File Number    Name
01    28-12572                   Tradewinds Global Investors, LLC
02    28-05723                   Metropolitan West Capital Management, LLC
03    28-01880                   Anchor Capital Advisors, INC
04    28-10477                   Riversource Investments, LLC
05    28-06213                   Eagle Global Advisors, LLC
06    28-04981                   Goldman Sachs Group, Inc.
07    28-01204                   Wentworth Hauser & Violich, Inc.
08    28-05792                   Kayne Anderson Rudnick Investment Management
09    28-10562                   AllianceBernstein L.P.
10    28-13577                   Riverfront Investment Group, LLC
11    28-05973                   Wedgewood Partners, Inc.
12    28-01474                   NWQ Investment Management Co, LLC
13                               Macquarie Allegiance Capital
14    28-03477                   Madison Investment Advisors Inc
15                               Cincinnati Asset Mgmnt Inc
16    28-06462                   Chartwell Investment Partners
17    28-11396                   Royal Bank of Canada

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       17
                                         ---------------
Form 13F Information Table Entry Total:  72
                                         ---------------
Form 13F Information Table Value Total:  18429
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                TITLE OF                                                      INVSTMT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS     CUSIP     VALUE  SHARES / PRN AMT SH/PRN  CALL/PUT  DSCRETN   MANAGERS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
3M COMPANY                      CS        88579y101   225              2600 SH                Sole                              2600
ABBOTT LABORATORIES             CS        002824100   100              2085 SH                Sole                              2085
                                                        4                79 SH                Defined          2                  79
                                                        1                17 SH                Defined         10                  17
ACCENTURE PLC IRELAND SHS C     CS        g1151c101   315              6500 SH                Sole                              6500
AMERICAN EXPRESS COMPANY        CS        025816109   300              7000 SH                Sole                              7000
APACHE CORP                     CS        037411105   477              4000 SH                Sole                              4000
AT&T INC                        CS        00206r102   382             12987 SH                Sole                             12987
AUTOMATIC DATA PROCESSING INC   CS        053015103     2                35 SH                Defined         10                  35
BANK OF AMERICA CORP            CS        060505104     3               247 SH                Defined          2                 247
BERKSHIRE HATHAWAY INC-DEL CL   CS        084670108   241                 2 SH                Sole                                 2
BRISTOL MYERS SQUIBB CO         CS        110122108   193              7300 SH                Sole                              7300
CHEVRON CORPORATION             CS        166764100   484              5303 SH                Sole                              5303
                                                        3                32 SH                Defined         10                  32
COCA COLA ENTERPRISES INC NEW   CS        191216100   141              2145 SH                Sole                              2145
COMERICA INC                    CS        200340107     2                47 SH                Defined          8                  47
CONOCOPHILLIPS                  CS        20825c104   276              4057 SH                Sole                              4057
                                                        4                65 SH                Defined          2                  65
COSTCO WHOLESALE CORP-NEW       CS        22160k105    58               800 SH                Sole                               800
DEERE & CO                      CS        244199105     4                49 SH                Defined          2                  49
DUKE ENERGY CORPORATION (HOLDI  CS        26441c105   103              5808 SH                Sole                              5808
EXXON MOBIL CORP                CS        30231g102   629              8600 SH                Sole                              8600
                                                        2                29 SH                Defined         10                  29
FEDEX CORP                      CS        31428x106   214              2300 SH                Sole                              2300
GENERAL DYNAMICS CORP           CS        369550108    71              1000 SH                Sole                              1000
GENERAL ELECTRIC CO             CS        369604103   223             12200 SH                Sole                             12200
GENERAL MILLS INC               CS        370334104   391             11000 SH                Sole                             11000
GOLDMAN SACHS GROUP INC         CS        38141g104    84               500 SH                Sole                               500
HEWLETT PACKARD CO              CS        428236103   101              2400 SH                Sole                              2400
HOME DEPOT INC                  CS        437076102     4               112 SH                Defined          2                 112
INTEL CORP                      CS        458140100   268             12745 SH                Sole                             12745
INTERNATIONAL BUSINESS MACHINE  CS        459200101   338              2300 SH                Sole                              2300
                                                        5                35 SH                Defined          2                  35
                                                        2                12 SH                Defined         10                  12
ISHARES TRUST MSCI EAFE INDEX   CS        464287465  1820             31253 SH                Sole                             31253
ISHARES TRUST MSCI EMERGING MA  CS        464287234  1463             30700 SH                Sole                             30700
                                                        4                74 SH                Defined         10                  74
                                                      729             15300 SH      PUT       Sole                             15300
ISHARES TRUST RUSSELL 2000 GRO  CS        464287648   658              7531 SH                Sole                              7531
ISHARES TRUST RUSSELL 2000 IND  CS        464287655   782             10000 SH      PUT       Sole                             10000
ISHARES TRUST RUSSELL 2000 VAL  CS        464287630   618              8690 SH                Sole                              8690
JOHNSON & JOHNSON               CS        478160104   359              5800 SH                Sole                              5800
JPMORGAN CHASE & CO FORMERLY J  CS        46625h100   182              4300 SH                Sole                              4300
                                                        4                96 SH                Defined          2                  96
KELLOGG CO                      CS        487836108   233              4562 SH                Sole                              4562
KIMBERLY CLARK CORP             CS        494368103   229              3627 SH                Sole                              3627
KRAFT FOODS INC CL A            CS        50075n104     7               207 SH                Sole                               207
MCDONALDS CORP                  CS        580135101   363              4725 SH                Sole                              4725
MEDTRONIC INC                   CS        585055106    74              2000 SH                Sole                              2000
MICROSOFT CORP                  CS        594918104   220              7869 SH                Sole                              7869
                                                        5               187 SH                Defined         11                 187
MONSANTO CO NEW                 CS        61166w101     2                26 SH                Defined         10                  26
NORTHERN TRUST CORP             CS        665859104     1                18 SH                Defined          2                  18
PEPSICO INC                     CS        713448108   353              5400 SH                Sole                              5400
PFIZER INC                      CS        717081103   261             14889 SH                Sole                             14889
PITNEY BOWES INC                CS        724479100  1345             55626 SH                Sole                             55626
PROCTER & GAMBLE CO             CS        742718109   418              6500 SH                Sole                              6500
SCHLUMBERGER LTD                CS        806857108    17               200 SH                Sole                               200
                                                        6                70 SH                Defined         11                  70
SPDR S&P 500 ETF TR UNIT SER I  CS        78462f103  1094              8700 SH                Sole                              8700
STANDARD & POORS MIDCAP 400 SP  CS        78467y107     5                29 SH                Defined         10                  29
                                                      593              3600 SH      PUT       Sole                              3600
STATE STREET CORP               CS        857477103     2                38 SH                Defined         10                  38
TARGET CORP                     CS        87612e106   150              2500 SH                Sole                              2500
                                                        8               126 SH                Defined         11                 126
TEXAS INSTRUMENTS INC           CS        882508104   263              8100 SH                Sole                              8100
                                                        3               106 SH                Defined          2                 106
UNITED TECHNOLOGIES CORP        CS        913017109   236              3000 SH                Sole                              3000
                                                        2                21 SH                Defined         10                  21
WELLS FARGO & CO                CS        949746101   273              8800 SH                Sole                              8800